Derivative instruments (Detail 2) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Credit Derivatives [Line Items]
PRV		$ 126,210	[1],[2],[3],[4]	$ 121,285	$ 121,285	[1],[2],[3],[4]	$ 155,642
NRV		125,723	[1],[2],[4],[5],[6]	119,196	119,137	[1],[2],[4],[5],[6]	151,121
Credit derivative contracts
Credit Derivatives [Line Items]
PRV	[1],[3],[4]	1,900			2,900
NRV	[1],[4],[6]	2,700			3,900
Protection bought
Credit Derivatives [Line Items]
PRV		1,100			800
NRV		1,600			3,000
Notional values		81,300			104,500
Protection bought | of which: credit derivatives related to economic hedges
Credit Derivatives [Line Items]
PRV		900			800
NRV		1,300			2,500
Notional values		59,200			83,700
Protection bought | of which: credit derivatives related to market-making
Credit Derivatives [Line Items]
PRV		200			0
NRV		400			500
Notional values		22,100			20,900
Protection bought | Single-name credit default swaps
Credit Derivatives [Line Items]
PRV		600			600
NRV		600			1,200
Notional values		43,300			62,900
Protection bought | Multi-name index-linked credit default swaps
Credit Derivatives [Line Items]
PRV		300			200
NRV		300			1,000
Notional values		29,100			32,600
Protection bought | Multi-name other credit default swaps
Credit Derivatives [Line Items]
PRV		0			0
NRV		0			0
Notional values		100			100
Protection bought | Total rate of return swaps
Credit Derivatives [Line Items]
PRV		200			0
NRV		700			800
Notional values		4,700			4,600
Protection bought | Options and warrants
Credit Derivatives [Line Items]
PRV		0			0
NRV		0			0
Notional values		4,100			4,400
Protection sold
Credit Derivatives [Line Items]
PRV		800			2,100
NRV		1,200			900
Notional values		71,400			91,700
Protection sold | of which: credit derivatives related to economic hedges
Credit Derivatives [Line Items]
PRV		500			1,600
NRV		1,100			900
Notional values		48,900			72,300
Protection sold | of which: credit derivatives related to market-making
Credit Derivatives [Line Items]
PRV		300			500
NRV		200			0
Notional values		22,600			19,400
Protection sold | Single-name credit default swaps
Credit Derivatives [Line Items]
PRV		500			1,100
NRV		1,000			700
Notional values		44,900			57,100
Protection sold | Multi-name index-linked credit default swaps
Credit Derivatives [Line Items]
PRV		300			900
NRV		200			200
Notional values		24,400			32,800
Protection sold | Multi-name other credit default swaps
Credit Derivatives [Line Items]
PRV		0			0
NRV		0			0
Notional values		100			0
Protection sold | Total rate of return swaps
Credit Derivatives [Line Items]
PRV		0			100
NRV		0			0
Notional values		2,000			1,700
Protection sold | Options and warrants
Credit Derivatives [Line Items]
PRV		0			0
NRV		0			0
Notional values		100			100
UBS AG
Credit Derivatives [Line Items]
PRV		126,212	[1],[2],[3],[4]	121,286	121,286	[1],[2],[3],[4]	155,642
NRV		125,723	[1],[2],[4],[5],[6]	$ 119,197	119,138	[1],[2],[4],[5],[6]	$ 151,121
UBS AG | Credit derivative contracts
Credit Derivatives [Line Items]
PRV	[1],[3],[4]	1,900			2,900
NRV	[1],[4],[6]	2,700			3,900
UBS AG | Protection bought
Credit Derivatives [Line Items]
PRV		1,100			800
NRV		1,600			3,000
Notional values		81,300			104,500
UBS AG | Protection bought | of which: credit derivatives related to economic hedges
Credit Derivatives [Line Items]
PRV		900			800
NRV		1,300			2,500
Notional values		59,200			83,700
UBS AG | Protection bought | of which: credit derivatives related to market-making
Credit Derivatives [Line Items]
PRV		200			0
NRV		400			500
Notional values		22,100			20,900
UBS AG | Protection bought | Single-name credit default swaps
Credit Derivatives [Line Items]
PRV		600			600
NRV		600			1,200
Notional values		43,300			62,900
UBS AG | Protection bought | Multi-name index-linked credit default swaps
Credit Derivatives [Line Items]
PRV		300			200
NRV		300			1,000
Notional values		29,100			32,600
UBS AG | Protection bought | Multi-name other credit default swaps
Credit Derivatives [Line Items]
PRV		0			0
NRV		0			0
Notional values		100			100
UBS AG | Protection bought | Total rate of return swaps
Credit Derivatives [Line Items]
PRV		200			0
NRV		700			800
Notional values		4,700			4,600
UBS AG | Protection bought | Options and warrants
Credit Derivatives [Line Items]
PRV		0			0
NRV		0			0
Notional values		4,100			4,400
UBS AG | Protection sold
Credit Derivatives [Line Items]
PRV		800			2,100
NRV		1,200			900
Notional values		71,400			91,700
UBS AG | Protection sold | of which: credit derivatives related to economic hedges
Credit Derivatives [Line Items]
PRV		500			1,600
NRV		1,100			900
Notional values		48,900			72,300
UBS AG | Protection sold | of which: credit derivatives related to market-making
Credit Derivatives [Line Items]
PRV		300			500
NRV		200			0
Notional values		22,600			19,400
UBS AG | Protection sold | Single-name credit default swaps
Credit Derivatives [Line Items]
PRV		500			1,100
NRV		1,000			700
Notional values		44,900			57,100
UBS AG | Protection sold | Multi-name index-linked credit default swaps
Credit Derivatives [Line Items]
PRV		300			900
NRV		200			200
Notional values		24,400			32,800
UBS AG | Protection sold | Multi-name other credit default swaps
Credit Derivatives [Line Items]
PRV		0			0
NRV		0			0
Notional values		100			0
UBS AG | Protection sold | Total rate of return swaps
Credit Derivatives [Line Items]
PRV		0			100
NRV		0			0
Notional values		2,000			1,700
UBS AG | Protection sold | Options and warrants
Credit Derivatives [Line Items]
PRV		0			0
NRV		0			0
Notional values		$ 100			$ 100

[1]
Derivative financial liabilities as of 31 December 2018 include USD 0.0 billion related to derivative loan commitments (31 December 2017: USD 0.0 billion). No notional amounts related to these commitments are included in this table, but they are disclosed within Note 34 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[3]	PRV: positive replacement value.
[4]
Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 34 under Forward starting transactions.

[5]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[6]	NRV: negative replacement value.